(Loss) Earnings Per Share - Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net (loss) income	$ (37,477)	$ 23,599	$ (33,764)	$ 63,983
Net Income (Loss) Available to Common Stockholders, Basic	$ (37,895)	$ 22,486	$ (35,068)	$ 61,466
Weighted average number of common shares – basic	169,963,717	156,208,917	167,173,392	156,146,287
Dilutive effect of stock-based awards (shares)	0	237,978	0	323,529
Weighted average number of common shares – diluted	169,963,717	156,446,895	167,173,392	156,469,816
(Loss) earnings per common share:
– Basic (usd per share)	$ (0.22)	$ 0.14	$ (0.21)	$ 0.39
– Diluted (usd per share)	$ (0.22)	$ 0.14	$ (0.21)	$ 0.39
Entities Under Common Control
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net (loss) income			$ 1,304
TTOL | Entities Under Common Control
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net (loss) income	$ 418	$ 1,113	$ 1,304	$ 2,517